CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of comprehensive income [abstract]
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	[1]	$ (13,568)		$ 3,357		$ 52,230	[2]
LOSS FROM DISCONTINUED OPERATIONS (**)	[1]	0	[3]	(3,206)	[3]	(3,082)	[2]
(LOSS)/PROFIT FOR THE YEAR		(13,568)		151		49,148
Other comprehensive income(loss) to be reclassified to profit and loss in subsequent periods:
Cash flow/net investment hedge (Note 15)		(26,329)		13,971
Tax effect on hedge		(402)		(2,921)
Translation differences		22,934		15,701
Other comprehensive income/(loss)		(2,993)		32,593		(118,205)
Total comprehensive (loss)/income		(16,561)		32,744		(69,057)
Total comprehensive income/(loss) attributable to:
Owners of the parent		(19,251)		32,652
Non-controlling interest		2,690		92
Total comprehensive (loss)/income		$ (16,561)		$ 32,744		$ (69,057)

[1]

(1) A s of December 31, 2017 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted lo ss per share as the loss in 2017 is anti-dilutive .

[2]	(*) E xclude discontinued operations – Mo roc c o.
[3]	(**) Discontinued operations did not generate any income tax expense.